CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (10,900)	$ (11,600)	$ (33,663)	$ (22,690)	$ (33,877)	$ (22,975)	$ (13,218)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(33)	(212)	17	(591)	(707)	116	316
Comprehensive loss	$ (10,933)	$ (11,812)	$ (33,646)	$ (23,281)	$ (34,584)	$ (22,859)	$ (12,902)